SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical) RM in Thousands, $ in Millions	Mar. 31, 2024 USD ($)	Mar. 31, 2024 MYR (RM)	Mar. 26, 2024 USD ($)	Mar. 26, 2024 MYR (RM)	Nov. 08, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 MYR (RM)	Jul. 15, 2023 USD ($)	Jul. 15, 2023 MYR (RM)	Jul. 10, 2023 USD ($)	Jul. 10, 2023 MYR (RM)	Jun. 12, 2023 USD ($)	Jun. 12, 2023 MYR (RM)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 MYR (RM)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 MYR (RM)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 MYR (RM)	Jan. 17, 2023 USD ($)	Jan. 17, 2023 MYR (RM)	Jan. 16, 2023 USD ($)	Jan. 16, 2023 MYR (RM)	Oct. 01, 2022 USD ($)	Oct. 01, 2022 MYR (RM)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 MYR (RM)	Jun. 19, 2022 USD ($)	Jun. 19, 2022 MYR (RM)
Speedprop Global Sdn Bhd [Member]
Contract price																												$ 2.3	RM 10,800
Prepayments						$ 1.7	RM 7,900
Waiver for unpaid balance																						$ 0.5	RM 2,000					$ 0.6	RM 2,900
ARX Media Sdn Bhd [Member]
Contract price						1.1	5,000					$ 3.2	RM 15,000											$ 47.2	RM 218,750	$ 2.9	RM 13,500
Prepayments						18.1	80,000
Prepaid Expense, Current						2.4	11,400
ARX Media Sdn Bhd [Member] | First Installment [Member]
Prepayments	$ 24.6	RM 116,200				$ 25.2	RM 111,000
Boring Lark Sdn Bhd [Member]
Contract price																						$ 2.2	RM 10,000
Prepayments																		$ 1.7	RM 8,000
Teclutions Sdn Bhd [Member]
Contract price				RM 6,700				$ 0.2	RM 1,000	$ 0.2	RM 700					$ 0.2	RM 1,000			$ 0.1	RM 600
Prepayments								$ 0.1	RM 500	$ 0.1	RM 400					$ 0.2	RM 900
Prepaid Expense, Current														$ 0.1	RM 500
Sky Top Asis Pacific Limited [Member]
Contract price					$ 11.3
Prepayments					$ 9.0
Prime King Investment Limited [Member]
Contract price			$ 1.4
Fixed service fee			3.00%	3.00%